Net Earnings Per Common Share (Details) - shares	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Shares included in weighted average common shares outstanding, acquisitions	416,667
Anti-dilutive securities excluded from determination of diluted earnings per common share			2,300,000	2,200,000	0
Restricted Stock
Anti-dilutive securities excluded from determination of diluted earnings per common share	2,300,000	400,000